Fair Value Measurements and Hierarchy (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of carrying amounts of financial instruments

The following table presents the carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020:

(in thousands)	December 31, 2021	December 31, 2020
Financial assets:
Cash and restricted cash	$115,174	$5,998
Accounts receivable	20,007	17,146
Other receivables	1,237	113
Financial liabilities:
Accounts payable	$15,559	$12,643
Derivative warrant liabilities	2,193	—
Earnout liabilities	60,018	—

Summary of changes in fair value of level 3 warrant liabilities

The following table presents information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis at December 31, 2021:

(in thousands)	Derivative Warrant Liability	Earnout Liability
Balance at December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the Business Combination	5,879	—
Earnout liability acquired as part of the Business Combination	—	84,909
Decrease in fair value included in other expense	(3,686)	(24,891)
Balance at December 31, 2021	$2,193	$60,018

Schedule of assumptions used in the valuation of derivative liabilities	A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	December 31, 2021			November 12, 2021 (Initial Measurement)
	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout
Unit price	$9.75	$9.75	$9.75	$10.98	$10.98	$10.98
Term (in years)	4.87	1.87	2.87	5.00	2.00	3.00
Volatility	12.80%	35.00%	35.00%	19.00%	35.00%	35.00%
Risk-free rate	1.24%	0.94%	0.94%	1.24%	0.85%	0.85%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cost of equity	—	11.14%	11.14%	—	10.80%	10.80%

The assumptions used in the OPM and CSE models are provided in the following tables:

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity values	$82,000

(in thousands)
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000

(in thousands)
Value per common stock equivalent	$562.06